THE CANANDAIGUA FUNDS


* Equity Portfolio
* Bond Portfolio





ANNUAL REPORT
For the Year Ended December 31, 2002
















THE EQUITY PORTFOLIO SEEKS LONG TERM GROWTH OF ASSET VALUES THROUGH CAPITAL APPRECIATION AND DIVIDEND INCOME.

THE BOND PORTFOLIO SEEKS TO EARN A HIGH LEVEL OF CURRENT INCOME WITH CONSIDERATION ALSO GIVEN TO SAFETY OF PRINCIPAL.



                            THE CANANDAIGUA FUNDS

SUPERVISORY COMMITTEE:

Robert J. Craugh, Canandaigua, New York                    Robert N. Coe, Bloomfield, New York
Retired, former Senior Vice President - Operations         Secretary and Treasurer,
The Canandaigua National Bank and Trust Company            The Canandaigua Insurance Group
                                                           (Independent insurance agency)
Donald C. Greenhouse, Canandaigua, New York
President and Owner, Seneca Point Associates, Inc.         James W. Doran, Canandaigua, New York
(Business and consulting firm)                             President, FFTH Properties and FFT Senior
William Rayburn, Canandaigua, New York                     Communities, Inc. (Real Estate Management)
Retired, former President, Chairman & CEO
Snap On Tools


OFFICERS:

Robert J. Craugh, Chairman
Donald C. Greenhouse, Secretary & Treasurer


OFFICES OF THE CANANDAIGUA FUNDS:                          TRANSFER AGENT AND SHAREHOLDER SERVICING:

72 South Main Street                                       Orbitex Fund Services
Canandaigua, New York 14424                                4020 South 147th Street, Suite 2
The Canandaigua National Bank and Trust Company            Omaha, NE 68137


INVESTMENT ADVISOR:                                        DISTRIBUTOR:

The Canandaigua National Bank and Trust Company            Orbitex Funds Distributor, Inc.
72 South Main Street                                       Metro Center
Canandaigua, New York 14424                                One Station Place
                                                           Stamford, Ct 06902

CUSTODIAN OF ASSETS:                      LEGAL COUNSEL:                           INDEPENDENT AUDITORS:

The Northern Trust Company                Stephen H. Waite, Esq.                   Eldredge, Fox & Porretti, LLP
50 South La Salle Street                  Maureen E. Mulholland, Esq.              25 North Street
Chicago, Illinois  60675                  Underberg & Kessler                      Canandaigua, New York  14424
                                          1800 Chase Square
                                          Rochester, New York  14604


Dear Shareholder:

2002 IN REVIEW

The Year 2002 proved to be nothing more than a continuation of 2001. The markets were dominated by corporate scandals, disappointing corporate earnings, and global unrest over Iraq, North Korea, and Venezuela.

For the third straight year, the S&P 500 was down. A progressive decline in 2002 moved the S&P down 22.10%, after having been down 13.04% in 2001 and 10.14% in 2000. In December alone the S&P fell 6%, it's worst final month of the year since 1931.(1) Technology and communications continued to lead the decline, both down over 35% for the year.(2)

It was a very unusual event in which all ten major sectors of the S&P produced negative results.

THE EQUITY FUND

The Equity Fund was down 26.13% for the year ended December 31, 2002(3). Similar disappointing results were evident in the decline of the S&P 500 down 22.1% for the year.(4)

THE BOND FUND

The Bond Fund produced a positive return of 6.45% for the year 2002(5), compared to the Lehman Brothers Aggregate Bond Index increase of 9.84%.

OUTLOOK FOR 2003

As 2003 begins we see both positive and negative economic, fiscal and political factors affecting the market. Inflation continues to be absent, as both the Consumer Price Index and the Consumer Price Index less food and energy, both rose a mere 0.1% in December. Industrial Production has been lackluster, falling 0.2% in December, but was 2.1% above the December 2001 level. Capacity Utilization is down again to 75.4% and remains well below the long-term average of 81.5%. Year over year corporate earnings reports should start to improve, as major write-offs begin to decline.(6)



--------
1 Source: Thomson Financial Publishing 12/31/02.
2 Source: The Outlook Vol. 75/Number 1, January 8, 2003, Standard & Poors Corp. 3 Refer to standardized performance chart on page 3 of this annual report.
4 Source: Thomson Financial Publishing 12/31/02.
5 Refer to standardized performance chart on page 4 of this annual report.
6 All Economic Data cited is from Federal Reserve Bank of New York

It would appear that monetary stimulus is in place with the Federal Reserve Funds rate at 1.25%. This rate was cut only once in 2002, and that was in November, by a half a percentage point. Congress and the Bush Administration are working on their fiscal stimuli. Bringing forward to 2003 the marginal tax rate cuts scheduled for 2004 and 2006 and exempting stock dividends from federal taxation at the personal level will increase disposable income. This would allow consumers to increase their personal savings without cutting their spending. The exclusion of dividends from taxation will also be one factor acting to boost stock values.

The political arena may be the area giving investors the greatest concern. Of the foreign conflicts that exist, Saddam Hussein and Iraq may be the most worrisome. More recently the U.S. has concerned itself with the nuclear buildup that may be happening in North Korea. Investors concerns over war and a longer-term economic recovery are bothersome to them. Add to the equation concerns over terrorism and investors are being asked to digest a lot - in an already upset stomach.

In Summary, looking at 2003: 1.) the timing and magnitude of the federal fiscal stimuli will be key in determining a better-than-expected economic outcome, 2.) Federal Reserve officials will continue to downplay the risk of deflation in the U.S. economy, 3.) positive trends in operating earnings should continue given declining write-offs and comparisons to very weak numbers, and 4.) we will continue to focus on companies with improving earnings and strong financial balance sheets.

Wealth Strategies Group
The Canandaigua National Bank and Trust Company
Fund Advisor

-----------------

The views expressed are as of February 21, 2003 and are those of the advisor. The views are subject to change at any time in response to changing circumstances in the markets and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally or the Canandaigua Funds.

Distributed by Orbitex Funds Distributor, Inc. Member NASD/SIPC

The Canandaigua Funds are Not FDIC Insured, No Bank Guarantee, May Lose Value

                                  EQUITY FUND
                             HOW $10,000 HAS GROWN

[GRAPH OMITTED]

DATE                CANANDAIGUA         THOMSON US:         S&P 500
                    EQUITY FUND     GROWTH-DOMESTIC-MF     COMPOSITE
                    -----------     ------------------     ---------

12/31/92              10,000           10,000               10,000
12/31/93              10,576           11,188               10,705
12/31/94              10,634           11,026               10,541
12/31/95              13,376           14,463               14,136
12/31/96              16,273           17,257               17,001
12/31/97              18,827           21,512               22,272
12/31/98              22,244           25,627               28,211
12/31/99              29,740           32,370               33,719
12/31/00              31,267           30,398               30,301
12/31/01              22,045           25,697               26,349
12/31/02              16,285           19,353               20,525




             Canandaigua Equity Fund, ending value $16,285
             Thomson U.S.: Growth-Domestic-MF, ending value $19,353 S & P 500 Composite, ending value $20,525

--------------------------------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                           1 YEAR        5 YEAR        10 YEAR
--------------------------------------------------------------------------------
CANANDAIGUA EQUITY FUND                   (26.13)%       (2.96)%        4.96%
--------------------------------------------------------------------------------
THOMSON U.S.: GROWTH- DOMESTIC- MF        (24.69)%       (2.09)%        6.83%
--------------------------------------------------------------------------------
S&P 500 COMPOSITE                         (22.10)%       (0.59)%        9.34%
--------------------------------------------------------------------------------
   Data Source: Lipper, Inc.

THOMSON U. S.: GROWTH - DOMESTIC - MF is an equally weighted index of mutual funds within the stated investment category. The funds represented by this index involve investment risks which may include the loss of principal invested. This index represents the component funds at closing net asset value and includes all annual asset-based fees and expenses charged to those funds, including management and 12b-1 fees. You can not directly invest in an index.

S&P 500 COMPOSITE is a market capitalization weighted price index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and Over-The-Counter market. The value of the index varies with the aggregate value of the common equity of each of the 500 companies. The stocks represented by this index involve investment risks which may include loss of principal invested. You can not directly invest in an index.



Past performance is not indicative of future results. Shares of the CANANDAIGUA EQUITY FUND are not deposits or obligations of, or guaranteed or endorsed by, The Canandaigua National Bank and Trust Company, and the shares are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other agency. Principal is subject to risk in the investment marketplace. Investment returns and principal value of an investment may fluctuate. Purchase of shares should only occur after you have read the current prospectus. A current prospectus and application may be obtained by writing the Investment Department at The Canandaigua National Bank and Trust Company, 72 South Main Street, Canandaigua, New York 14424, or by calling 1-800-724-2621 extension 0670.

Distributed by:  Orbitex Funds Distributor, Inc.  Member NASD/SIPC.

                                    BOND FUND
                             HOW $10,000 HAS GROWN

[GRAPH OMITTED]

DATE                CANANDAIGUA         THOMSON US:              LEHMAN BROTHERS
                     BOND FUND     GEN'L BOND-INV GRADE MF      INTERM GOVT/CORP
                    -----------    -----------------------      ----------------

12/31/92              10,000               10,000                  10,000
12/31/93              10,258               10,958                  10,879
12/31/94               9,920               10,622                  10,669
12/31/95              12,087               12,300                  12,305
12/31/96              12,465               12,738                  12,803
12/31/97              13,449               13,793                  13,811
12/31/98              14,666               14,702                  14,974
12/31/99              14,416               14,578                  15,033
12/31/00              15,831               15,854                  16,420
12/31/01              17,211               16,966                  18,038
12/31/02              18,320               18,173                  19,813





             Canandaigua Bond Fund, ending value $18,320
             Thomson U.S.: Genl Bd- Inv Grade- MF, ending value $18,173 Lehman Brothers Interm Govt/Corp, ending value $19,813


--------------------------------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                         1 YEAR        5 YEAR         10 YEAR
--------------------------------------------------------------------------------
CANANDAIGUA BOND FUND                     6.45%         6.38%          6.24%
--------------------------------------------------------------------------------
THOMSON U.S.: GENL BD- INV GRADE MF       7.11%         5.71%          6.18%
--------------------------------------------------------------------------------
LEHMAN BROTHERS INTERM GOVT/CORP          9.84%         7.48%          7.08%
--------------------------------------------------------------------------------
     Data Source: Lipper, Inc


THOMSON U.S.: GENERAL BOND- INV GRADE - MF is an equally weighted index of mutual funds within the stated investment category. The funds represented by this index involve investment risks which may include the loss of principal invested. This index represents the component funds at closing net asset value and includes all annual asset-based fees and expenses charged to those funds, including management and 12b-1 fees. You can not directly invest in an index.

LEHMAN BROTHERS INTERM GOVT/CORP is an index composed of 5,400 publicly issued corporate and U.S government debt rated Baa or better, with at least one year to maturity and at least $25 million outstanding. The index is weighted by the market value of its bonds. This index represents asset types which are subject to risk, including loss of principal. You can not directly invest in an index.






Past performance is not indicative of future results. Shares of the CANANDAIGUA BOND FUND are not deposits or obligations of, or guaranteed or endorsed by, The Canandaigua National Bank and Trust Company, and the shares are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other agency. Principal is subject to risk in the investment marketplace. Investment returns and principal value of an investment may fluctuate. Purchases of shares should only occur after you have read the current prospectus. A current prospectus and application may be obtained by writing the Investment Department at The Canandaigua National Bank and Trust Company, 72 South Main Street, Canandaigua, New York 14424, or by calling 1-800-724-2621 extension 0670.

Distributed by:  Orbitex Funds Distributor, Inc.  Member NASD/SIPC.


                             THE CANANDAIGUA FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                            Fund
                                                                    Bond           Equity
                                                               ------------    ------------
ASSETS:

INVESTMENT SECURITIES AT MARKET
(Bond Fund cost- $830,178; Equity Fund
 cost- $13,784,394) (Note 1) ..............................    $    896,248    $ 12,829,162
                                                               ------------    ------------

CASH AND CASH EQUIVALENTS .................................         258,757         836,989
                                                               ------------    ------------

RECEIVABLES FOR:
   Dividends and accrued interest .........................          15,702          22,076
                                                               ------------    ------------

PREPAID EXPENSES ..........................................             500           1,152
                                                               ------------    ------------

              Total assets ................................       1,171,207      13,689,379
                                                               ------------    ------------

LIABILITIES:

                                 PAYABLES FOR:
   Repurchases of fund's shares ...........................            --             5,091
   Investment advisory fees ...............................            --             8,608
   Auditing fees ..........................................           1,020          21,674
   Fund expenses paid by advisor ..........................           5,130          41,394
   Other fund expenses and liabilities ....................             550           1,859
                                                               ------------    ------------

              Total liabilities ...........................           6,700          78,626
                                                               ------------    ------------

NET ASSETS AT DECEMBER 31, 2002: (equivalent to
$14.26 per share for Bond Fund and $13.99 per share
for Equity Fund, based on 81,668 shares and 972,659
shares outstanding for Bond and Equity shares, respectively)   $  1,164,507    $ 13,610,753
                                                               ============    ============

NET ASSETS CONSIST OF:
   Capital stock                                               $  1,119,347    $ 25,268,205
   Accumulated net realized gain (loss) on investments              (20,910)    (10,702,220)
   Net unrealized appreciation (depreciation) on investments         66,070        (955,232)
                                                               ------------    ------------
NET ASSETS                                                     $  1,164,507    $ 13,610,753
                                                               ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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

                             THE CANANDAIGUA FUNDS
                            STATEMENTS OF OPERATIONS
                                DECEMBER 31, 2002




                                                                      Fund
                                                               Bond          Equity
                                                           -----------    -----------

INVESTMENT INCOME:
   Interest income .....................................   $    56,917    $    18,814
   Dividend income .....................................          --          286,521
                                                           -----------    -----------
                Total investment income ................        56,917        305,335
                                                           -----------    -----------

EXPENSES: (Note 2)
   Investment management fees ..........................        10,758        199,551
   Administration fees .................................        18,979         29,278
   Fund accounting fees ................................        17,458         20,996
   Transfer agency fees ................................        12,769         18,202
   Custodial fees ......................................         2,377          3,782
   Auditing fees .......................................         1,020         24,196
   Professional fees ...................................           226          4,297
   Trustees' fees ......................................           370          7,030
   Registration and filing fees ........................         1,815          1,569
   Insurance expense ...................................           593         14,217
   Tax expense .........................................           325            329
                                                           -----------    -----------
                Total expenses .........................        66,690        323,447
                Less: expense reimbursement and waivers        (61,311)       (53,963)
                                                           -----------    -----------
                Net expenses ...........................         5,379        269,484
                                                           -----------    -----------

                Net investment income ..................        51,538         35,851
                                                           -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from investment transactions       (17,675)    (3,487,057)
   Net change in unrealized appreciation (depreciation)
      on investments ...................................        33,531     (3,082,940)
                                                           -----------    -----------

                Net realized and unrealized gain (loss)
                  on investments .......................        15,856     (6,569,997)
                                                           -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................   $    67,394    $(6,534,146)
                                                           ===========    ===========



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                             THE CANANDAIGUA FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001




                                                                              Fund
                                                                      Bond           Equity
                                                                  ------------    ------------
FOR THE YEAR ENDED DECEMBER 31, 2002-

OPERATIONS:
   Net investment income (loss) ................................   $     51,538    $     35,851
   Net realized gain (loss) from investment transactions .......        (17,675)     (3,487,057)
   Net change in unrealized appreciation (depreciation)
     on investments ............................................         33,531      (3,082,940)
                                                                   ------------    ------------

               Net increase (decrease) in net assets
                resulting from operations ......................         67,394      (6,534,146)
                                                                   ------------    ------------

DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS:
   Dividends from net investment income ........................        (51,979)        (36,854)
   Distributions from net realized gain on investments .........           --              --
                                                                   ------------    ------------

               Total dividends and distributions ...............        (51,979)        (36,854)
                                                                   ------------    ------------

FUND SHARE TRANSACTIONS:
   Proceeds from shares sold (12,432 and 68,400 shares in the
     Bond and Equity funds, respectively) ......................        175,135       1,162,012
   Proceeds from shares issued in reinvestment of net investment income dividends and distributions of net realized gain on investments (3,701 and 2,634 shares in the Bond and Equity
     funds, respectively) ......................................         51,959          36,854
   Cost of shares repurchased (9,513 and 511,790 shares in the
     Bond and Equity funds, respectively) ......................       (133,239)     (7,864,899)
                                                                   ------------    ------------

               Net increase (decrease) in net assets resulting
                  from fund share transactions .................         93,855      (6,666,033)
                                                                   ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........................        109,270     (13,237,033)

NET ASSETS - beginning of period ...............................      1,055,237      26,847,786
                                                                   ------------    ------------

NET ASSETS - end of period .....................................   $  1,164,507    $ 13,610,753
                                                                   ============    ============

Undistributed net investment income (loss) .....................   $       --      $       --
                                                                   ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                             THE CANANDAIGUA FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001






                                                                               Fund
                                                                       Bond           Equity
                                                                   ------------    ------------

FOR THE YEAR ENDED DECEMBER 31, 2001 -

OPERATIONS:
   Net investment income (loss) ................................   $     61,852    $    (84,360)
   Net realized gain (loss) from investment transactions .......          1,875      (6,381,169)
   Net change in unrealized appreciation (depreciation)
     on investments ............................................         28,866      (5,585,366)
                                                                   ------------    ------------

               Net increase (decrease) in net assets
                resulting from operations ......................         92,593     (12,050,895)
                                                                   ------------    ------------

DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS:
   Dividends from net investment income ........................        (62,571)           --
   Distributions from net realized gain on investments .........           --           (73,873)
                                                                   ------------    ------------

               Total dividends and distributions ...............        (62,571)        (73,873)
                                                                   ------------    ------------

FUND SHARE TRANSACTIONS:
   Proceeds from shares sold (18,120 and 143,547 shares in the
     Bond and Equity funds, respectively) ......................        253,342       3,219,605
   Proceeds from shares issued in reinvestment of net investment income dividends and distributions of net realized gain on investments (4,476 and 3,958 shares in the Bond and Equity
     funds, respectively) ......................................         62,530          73,822
   Cost of shares repurchased (32,425 and 222,991 shares in the
     Bond and Equity funds, respectively) ......................       (451,099)     (4,528,980)
                                                                   ------------    ------------

               Net decrease in net assets resulting
                  from fund share transactions .................       (135,227)     (1,235,553)
                                                                   ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........................       (105,205)    (13,360,321)

NET ASSETS - beginning of year .................................      1,160,442      40,208,107
                                                                   ------------    ------------

NET ASSETS - end of year .......................................   $  1,055,237    $ 26,847,786
                                                                   ============    ============

Undistributed net investment income ............................   $        356    $       --
                                                                   ============    ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                             THE CANANDAIGUA FUNDS
                              CANANDAIGUA BOND FUND
                          SCHEDULE OF FUND INVESTMENTS
                               DECEMBER 31, 2002


  PAR
 VALUE                                                                  COST      MARKET VALUE
-------                                                             -----------   -----------

INVESTMENT SECURITIES:

U.S. GOVERNMENT NOTES - 30.02%
         $ 5,000 US Treasury Notes, 5.500%, February 28, 2003             $  4,988   $  5,036
          25,000 US Treasury Notes, 5.750%, April 30, 2003                  24,996     25,378
          25,000 US Treasury Notes, 5.875%, February 15, 2004               25,350     26,296
          50,000 US Treasury Notes, 5.875%, November 15, 2005               50,048     55,461
          25,000 US Treasury Notes, 5.625%, February 15, 2006               24,983     27,691
          30,000 US Treasury Notes, 7.000%, July 15, 2006                   30,026     34,792
          35,000 US Treasury Notes, 6.125%, August 15, 2007                 35,232     40,258
          40,000 US Treasury Notes, 5.500%, February 15, 2008               39,871     45,144
          50,000 US Treasury Notes, 5.625%, May 15, 2008                    50,594     56,742
          30,000 US Treasury Notes, 4.750%, November 15, 2008               29,238     32,756
                                                                          --------   --------
                 TOTAL U.S. GOVERNMENT NOTES                               315,326    349,554
                                                                          --------   --------

CORPORATE BONDS- 46.94%
CAPITAL EQUIPMENT - 2.15%
Machinery Construction and Mining
          25,000 Caterpillar Corp., Inc., 6.000%, May 1, 2007               24,407     25,099
                                                                          --------   --------

CONSUMER GOODS - 17.53%
BEVERAGE & TOBACCO
          25,000 Anheuser Busch, 6.750%, November 1, 2006                   25,023     26,159
          20,000 Coca-Cola Co., 6.000%, July 15, 2003                       19,999     20,473
                                                                          --------   --------
                                                                            45,022     46,632
                                                                          --------   --------
MULTIMEDIA
          25,000 Walt Disney & Co., 5.800%, October 27, 2008                23,904     26,941
                                                                          --------   --------

PAPER
          25,000 International Paper Co., 7.625%, August 1, 2004            25,544     26,981
                                                                          --------   --------

PHOTOGRAPHY
          30,000 Eastman Kodak, 7.250%, June 15, 2005                       30,870     32,564
                                                                          --------   --------

RETAIL
          25,000 Sears Roebuck & Co., 6.250%, January 15, 2004              24,816     24,906
          20,000 Wal-Mart Co., 6.375%, March 1, 2003                        20,039     20,143
                                                                          --------   --------
                                                                            44,855     45,049
                                                                          --------   --------
SPECIALTY CHEMICALS
          25,000 Eastman Chemical Co., 6.375%, January 15, 2004             25,019     25,961
                                                                          --------   --------

FINANCE - 16.93%
BANKING
          30,000 Citicorp, 6.750%, August 15, 2005                          30,251     33,288
          25,000 Morgan JP & Co., 6.000%, January 15, 2009                  24,765     26,295
                                                                          --------   --------
                                                                            55,016     59,583
                                                                          --------   --------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                      -9-


                             THE CANANDAIGUA FUNDS
                              CANANDAIGUA BOND FUND
                          SCHEDULE OF FUND INVESTMENTS
                               DECEMBER 31, 2002


  PAR
 VALUE                                                                  COST      MARKET VALUE
-------                                                             -----------   -----------

CORPORATE BONDS- (Continued)

FINANCIAL SERVICES
        $ 25,000 John Deere Capital Corp., 6.000%, February 15, 2009      $ 24,619   $ 27,279
          45,000 Lehman Brothers Holdings, 8.500%, August 1, 2015           50,854     56,420
          30,000 Merrill Lynch & Co., Inc., 6.250%, October 15, 2008        29,842     33,199
          20,000 Salomon Smith Barney Holdings, 6.750%, August 15, 2003     19,990     20,625
                                                                          --------   --------
                                                                           125,305    137,523
                                                                          --------   --------
SERVICES - 10.33%
HOTELS AND MOTELS
          25,000 Marriott International, 6.750%, December 15, 2003          25,004     25,565
                                                                          --------   --------

INDUSTRIAL
          25,000 General Motors Corp., 6.250%, May 1, 2005                  25,490     25,595
          25,000 IBM Corp., 5.375%, February 1, 2009                        24,963     27,040
                                                                          --------   --------
                                                                            50,453     52,635
                                                                          --------   --------
TELECOMMUNICATIONS
          20,000 AT&T Capital Corp., 6.600%, May 15, 2005                   19,550     20,405
          20,000 Pacific Bell, 6.250%, March 1, 2005                        19,903     21,756
                                                                          --------   --------
                                                                            39,453     42,161
                                                                          --------   --------
                 TOTAL CORPORATE BONDS                                     514,852    546,694
                                                                          --------   --------

CASH & CASH EQUIVALENTS- 22.22%
         258,757 Canandaigua National Bank Collective
                   Fixed Income Fund                                       258,757    258,757
                                                                          --------   --------

                 TOTAL INVESTMENTS                       99.18%        $ 1,088,935  1,155,005
                                                                       ===========


                 OTHER ASSETS LESS LIABILITIES            0.82%                         9,502
                                                        ------                       --------

                 NET ASSETS                             100.00%                   $ 1,164,507
                                                        ======                    ===========



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                             THE CANANDAIGUA FUNDS
                            CANANDAIGUA EQUITY FUND
                          SCHEDULE OF FUND INVESTMENTS
                               DECEMBER 31, 2002



 SHARES                                                   COST      MARKET VALUE
-------                                                -----------   -----------

 INVESTMENT SECURITIES:

COMMON STOCKS -92.17%
              AUTOMATED PROCESSING - 4.05%
      19,750  Paychex, Inc.                            $   351,079   $   551,025
                                                       -----------   -----------

              BANKS- 7.50%
      1,500   Bank of America Corp.                        103,214       104,355
     10,000   Bank One Corp.                               314,770       365,500
      5,000   Citigroup, Inc.                              142,143       175,950
      8,000   Wells Fargo Co.                              296,812       374,960
                                                       -----------   -----------
                                                           856,939     1,020,765
                                                       -----------   -----------
              BROADCAST SATELLITE- 1.51%
      5,500   Clear Channel Communication*                 159,503       205,095
                                                       -----------   -----------

              CHEMICALS- 4.99%
      6,000   Dow Chemical Co.                             197,374       178,200
     10,000   PPG Industries, Inc.                         527,430       501,500
                                                       -----------   -----------
                                                           724,804       679,700
                                                       -----------   -----------
              COMPUTER HARDWARE- 1.38%
      7,000   Dell Computer Corp.*                         166,478       187,180
                                                       -----------   -----------

              CONGLOMERATES- 4.33%
     20,000   General Electric Co.                         838,663       487,000
      6,000   Tyco International Ltd.                      179,792       102,480
                                                       -----------   -----------
                                                         1,018,455       589,480
                                                       -----------   -----------
              DRUGS- 6.14%
     10,000   Johnson & Johnson                            499,033       537,100
      8,000   Wyeth                                        347,144       299,200
                                                       -----------   -----------
                                                           846,177       836,300
                                                       -----------   -----------
              ENGINEERING- 1.83%
      7,000   Jacobs Engineering Group, Inc.*              215,053       249,200
                                                       -----------   -----------

              FINANCIAL- 2.00%
      4,000   Goldman Sachs Group, Inc.                    255,351       272,400
                                                       -----------   -----------

              FOOD - RETAIL- 4.54%
      8,300   Sysco Corp.                                  230,754       247,257
      6,000   Unilever NV ADR                              390,614       370,260
                                                       -----------   -----------
                                                           621,368       617,517
                                                       -----------   -----------




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




                                      -11-

                             THE CANANDAIGUA FUNDS
                            CANANDAIGUA EQUITY FUND
                          SCHEDULE OF FUND INVESTMENTS
                               DECEMBER 31, 2002



 SHARES                                                   COST      MARKET VALUE
-------                                                -----------   -----------

              COMMON STOCKS - (Continued)

              HEALTHCARE- 7.96%
      7,000   Cardinal Health, Inc.                    $   501,428   $   414,330
      2,000   HCA-The Healthcare Company                    93,614        83,000
     30,000   Health Management Associations *             548,144       537,000
      3,000   Tenet Healthcare *                           134,746        49,200
                                                       -----------   -----------
                                                         1,277,932     1,083,530
                                                       -----------   -----------
              INDUSTRIAL GASES- 2.55%
      6,000   Praxair, Inc.                                289,760       346,620
                                                       -----------   -----------

              INSURANCE- 3.40%
     10,000   Marsh & Mclennan Companies, Inc.             421,037       462,100
                                                       -----------   -----------

              MEDICAL EQUIPMENT-2.78%
      7,000   Baxter International, Inc.                   330,404       196,000
      4,000   Medtronic, Inc.                              190,014       182,400
                                                       -----------   -----------
                                                           520,418       378,400
                                                       -----------   -----------
              OIL AND GAS OPERATIONS- 5.29%
      3,600   Apache Corp.                                 201,389       205,164
      7,200   Exxon Mobil Corp.                            274,445       251,568
      7,000   Noble Energy, Inc.                           201,320       262,850
                                                       -----------   -----------
                                                           677,154       719,582
                                                       -----------   -----------
              PERSONAL PRODUCTS- 1.98%
      5,000   Avon Products, Inc.                          253,348       269,350
                                                       -----------   -----------

              PHOTO EQUIPMENT & SUPPLIES- 1.29%
      5,000   Eastman Kodak Company                        145,428       175,200
                                                       -----------   -----------

              REAL ESTATE INVESTMENT TRUSTS- 6.62%
     18,000   Equity Residential Properties Trust          509,824       442,440
     12,000   Health Care Property Investors, Inc.         428,336       459,600
                                                       -----------   -----------
                                                           938,160       902,040
                                                       -----------   -----------
              RETAIL- 9.42%
      4,500   American Eagle Outfitters*                    75,374        62,010
      5,300   Autozone, Inc.*                              392,703       374,445
      7,750   Best Buy Co., Inc. *                         350,189       187,163
      5,000   Costco Wholesale Corp.*                      195,648       140,300
     10,000   Limited, Inc.                                187,142       139,300
      7,000   Lowe's Co., Inc.                             231,486       262,500
      4,000   Walgreen Co.                                 153,174       116,760
                                                       -----------   -----------
                                                         1,585,716     1,282,478
                                                       -----------   -----------
              SEMICONDUCTOR- 1.42%
      6,000   Texas Instruments, Inc.                      181,403        90,060
      5,000   Xilinx, Inc. *                               267,300       103,000
                                                       -----------   -----------
                                                           448,703       193,060
                                                       -----------   -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                      -12-


                             THE CANANDAIGUA FUNDS
                            CANANDAIGUA EQUITY FUND
                          SCHEDULE OF FUND INVESTMENTS
                               DECEMBER 31, 2002



 SHARES                                                   COST      MARKET VALUE
-------                                                -----------   -----------

              COMMON STOCKS - (Continued)

              SOFTWARE AND PROGRAMMING- 4.35%
     10,000   Microsoft Corp.*                         $   545,442   $   517,000
      7,000   Oracle Corp.*                                 65,674        75,600
                                                       -----------   -----------
                                                           611,116       592,600
                                                       -----------   -----------
              SPECIALTY FINANCE- 4.80%
     22,000   Capital One Financial Corp.                  791,785       653,840
                                                       -----------   -----------

              TRANSPORTATION- 2.04%
      6,000   Harley Davidson, Inc.                        331,848       277,200
                                                       -----------   -----------

              TOTAL COMMON STOCKS                       13,507,612    12,544,662
                                                       -----------   -----------

PREFERRED STOCKS- 2.09%
      5,000   Fleet Capital Trust VII*                     125,014       127,300
      6,000   Morgan Stanley Capital Trust II*             151,768       157,200
                                                       -----------   -----------
                                                           276,782       284,500
                                                       -----------   -----------

 PRINCIPAL
 AMOUNT
----------

CASH & CASH EQUIVALENTS- 6.15%
  $ 836,989   Canandaigua National Bank Collective
                  Equity Fund                              836,989       836,989
                                                       -----------   -----------

              TOTAL INVESTMENTS        100.41%        $ 14,621,383    13,666,151
                                                      ============

              LIABILITIES LESS OTHER
                 ASSETS                 (0.41)%                          (55,398)
                                       ------                       ------------

              NET ASSETS               100.00%                      $ 13,610,753
                                       ======                       ============



 *  Non-Income producing security.
    ADR- American Depository Receipt.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002




(1)        SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

           ORGANIZATION -

           The Canandaigua Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund offers two no-load mutual funds: the Canandaigua Equity Fund ("Equity Fund"), which seeks long term growth of asset values through capital appreciation and dividend income, and the Canandaigua Bond Fund ("Bond Fund"), which seeks to earn a high level of current income with consideration also given to safety of principal.

           USE OF ESTIMATES -

           The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and, as such, include amounts based on informed estimates and judgments of management with consideration given to materiality. Actual results could differ from those estimates.

           CASH AND CASH EQUIVALENTS -

           Interest bearing cash accounts are considered cash equivalents.

           VALUATION OF INVESTMENT SECURITIES AND INCOME RECOGNITION -

           Equity securities are valued at the last sales price on the exchange or the over-the-counter market on which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market. Under this method of evaluation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity, the market value of the 61st day prior to maturity. Thereafter, the Fund assumes a constant proportionate amortization value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the securities. Securities for which market quotations are not readily available are valued as determined in good faith by and under the direction of the Supervisory Committee of the Fund.

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002




 (1)       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

           VALUATION OF INVESTMENT SECURITIES AND INCOME RECOGNITION (continued)

           The fair value of receivables for sale of investments and payables for purchases of investments are based on fair values as of the date of sale or purchase of the investment security.

           The estimated fair value of individual investment securities held at December 31, 2002 is disclosed in the accompanying Schedule of Fund Investments.

           Investment security transactions are recorded no later than the first business day after the securities are purchased or sold. Interest income is reported on the accrual basis. Dividend income is recorded on the ex-dividend date.

           Realized gains and losses on sales of securities are calculated on the identified cost basis.

           Dividends and distributions to shareholders are recorded on the ex-dividend date and are paid at least annually.

           VALUATION OF SHARES -

           The Declaration of Trust provides that the Fund may issue an unlimited number of shares of beneficial interest without par value. Currently, the Fund is offering shares in a Bond Fund and an Equity Fund. The shares are voting, non-assessable and have no preemptive rights or preferences as to conversion, exchange, dividends or retirement. The net asset value per share of each fund is determined by dividing the total value of the fund's net assets by the number of outstanding shares of the fund. The net asset values per share in the accompanying financial statements are calculated in consideration of all purchases and sales transacted during the period. Share purchases are recorded when an investor's request for a share purchase is accepted and share distributions are recorded when an investor's request for distribution is received.

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002







(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

           VALUATION OF SHARES (continued) -

           Accordingly, any accepted share purchase obligations for which cash has not yet been received are reflected as a receivable for sale of fund's shares and any approved distribution requests for which cash has not yet been disbursed are reflected as a payable for repurchases of fund's shares in the accompanying statement of assets and liabilities.

           INCOME TAXES -

           The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year, if any. As a regulated investment company, the Fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund.


(2)        AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

           The Canandaigua National Bank and Trust Company (the Company) is the investment advisor and sponsor of the Fund. The Fund is managed by an investment committee whose members are also officers of the Company. Subject to the direction of the Supervisory Committee of the Fund, which performs the duties and undertakes the responsibilities of the Board of Directors of an investment company, the Company manages all of the business and affairs of the Fund. The Fund has entered into an Investment Management Agreement with the Company. Under the terms of the agreement, the Company will manage the investment of the assets of each fund in conformity with the stated objectives and policies of that fund. For these services, the Fund will pay investment management fees to the Company, payable monthly, at the annual rate of 1% of average net assets of each fund.

           Since April 1994, the Supervisory Committee has authorized a temporary reduction of the management fee and, since July 9, 1997, authorized a temporary suspension of the entire management fee paid by the Bond Fund. For the year ended December 31, 2002, Bond Fund management fees waived by the Company amounted to $10,758.

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002





(2) AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES (continued)

           Under separate agreements, Orbitex Fund Services, Inc. ("OFS"), a subsidiary of Orbitex Financial Services Group, Inc. ("OFSG"), serves as Transfer Agent, Fund Accounting Agent and Administrator. In November of 2000, the Fund signed three-year extensions to these agreements, under similar terms and conditions. As Transfer Agent, OFS, through its wholly owned subsidiary Orbitex Data Services, Inc., provides recordkeeping services, including maintenance of all Fund share ownership. In its capacity as Fund Accounting Agent and Administrator, OFS determines, for each fund, its daily net asset value per share, calculates all dividend and capital gain distributions, maintains the Fund's corporate books and performs any other service required by the Fund.

           In November 2000, the Company entered into a three year ninety day cancelable distributor agreement with AmeriMutual Funds Distributors, Inc. ("AFD"), a subsidiary of OFSG, to act as the principal underwriter and distributor of the Fund's shares. In April 2002, after being notified of OFSG's intent to sell AFD, the Company terminated its agreement with AFD and signed a similar agreement with Orbitex Funds Distributor, Inc., also a subsidiary of OFSG. The fees for these services are paid by the Company for the Bond Fund and Equity Fund.

           The Northern Trust Company acts as a custodian of the assets of the Fund. Custodial fees paid by the Fund are based on an agreed fee schedule for asset holdings and transactions.

           During fiscal 2002, the Fund obtained a professional liability insurance policy for $17,950 from an insurance agency in which a director of the Fund has an ownership interest.

           The Company has historically assumed expenses for the Bond Fund, other than custodial, auditing, insurance and taxes, for the administration of the fund. The Equity Fund pays its operating expenses other than professional legal and Board of Trustee, which are assumed by the Company. During the year ended December 31, 2002, total expenses assumed by the Company amounted to $49,802 and $11,327 for the Bond Fund and Equity Fund, respectively.

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002





(2) AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES (continued)

           For the fiscal year 2002, the Company has agreed to waive its management fee or, if necessary, to reimburse the Funds if and to the extent that the total annual operating expense ratio (excluding extraordinary or non-recurring expenses) exceeds .50% and 1.50% of the Bond Fund and Equity Fund, respectively. In addition, the Company has voluntarily agreed to further reduce the expense limitation of the Equity Fund to 1.35%. This voluntary undertaking may be terminated by the Company at its discretion. For the year ended December 31, 2002, the Company waived advisory fees of $53,963 from the Equity Fund and $10,758 from the Bond Fund. In addition, the Company reimbursed $50,553 in expenses to the Bond Fund.


(3)        PURCHASES AND SALES OF SECURITIES

           During the year ended December 31, 2002, purchases and sales of investment securities, excluding cash and cash equivalents, amounted to the following:


                                                                 FUND
                                                          BOND         EQUITY

                     Purchases........................ $  31,175    $  8,797,964
                                                       =========    ============
                     Sales............................ $ 179,273    $ 15,465,675
                                                       =========    ============


           There were no purchases or sales of government securities included in the figures above . All other purchases in the Bond Fund and Equity Fund were of investment securities, excluding government securities. Transaction fees paid during the year ended December 31, 2002 to the Company and Northern Trust Company in the amount of approximately $770 and $1,386, respectively, were recorded as an adjustment to the basis of the related securities in the amount of approximately $2,100 in the Equity Fund and $56 in the Bond Fund.

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002








(4)        UNREALIZED GAINS (LOSSES) ON INVESTMENTS

           As of December 31, 2002, gross unrealized gains (losses) on investments based on cost for Federal income taxes of $830,178 in the Bond Fund and $13,877,568 in the Equity Fund are as follows:

                                                              FUND
                                                    BOND            EQUITY

               Gross unrealized gains            $  66,070      $    802,454
               Gross unrealized losses             (     0)       (1,850,860)
                                                 ---------      ------------
               Net unrealized gain (loss)        $  66,070      $ (1,048,406)
                                                 =========      ============

(5)        TAX INFORMATION

           During the fiscal year ended December 31, 2002, ordinary income distributions of $51,979 and $36,854 were paid from the Bond Fund and Equity Fund, respectively.


           As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                             FUND
                                                     BOND            EQUITY

              Ordinary Income                     $   --           $     --
              Long Term Losses                      (21,040)       (10,816,135)
              Unrealized Appreciation/
                (Depreciation)                       66,070       (  1,048,406)


           As of December 31, 2002, the Funds had available, for federal income tax purposes, the following unused capital loss carryforwards available to offset future capital gains expiring on December 31 of the years below:

                                                              FUND
                                                    BOND             EQUITY

                     2008                     $    3,365         $        -
                     2009                                            7,422,252
                     2010                         17,675             3,393,883


                              THE CANANDAIGUA FUNDS
                              CANANDAIGUA BOND FUND
                              FINANCIAL HIGHLIGHTS



                                                   For the         For the        For the        For the       For the
                                                  year ended     year ended     year ended     year ended     year ended
                                                 Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 1999  Dec. 31, 1998
                                                 --------------------------------------------------------------------------

PER SHARE DATA:
   (For a share outstanding throughout
     each period)
   Net Asset Value, beginning of period .........   $   14.06     $   13.67     $   13.16     $   14.14     $ 13.53
                                                    ---------     ---------     ---------     ---------     -------

Income (Loss) from investment operations -
   Net investment income (loss) (a) .............        0.68          0.76          0.76          0.74        0.77
   Net realized and unrealized gains (losses)
     on investments .............................        0.20          0.41          0.49         (0.98)       0.45
                                                    ---------     ---------     ---------     ---------     -------
   Total income (loss) from investment operations        0.88          1.17          1.25         (0.24)       1.22
                                                    ---------     ---------     ---------     ---------     -------

 Less distributions (b)
   Dividends from net investment income .........       (0.68)        (0.78)        (0.74)        (0.74)      (0.61)
   Distributions from net realized gains ........        --            --            --            --          --
                                                    ---------     ---------     ---------     ---------     -------
   Total dividends and distributions ............       (0.68)        (0.78)        (0.74)        (0.74)      (0.61)
                                                    ---------     ---------     ---------     ---------     -------

   Net Asset Value, end of period ...............   $   14.26     $   14.06     $   13.67     $   13.16     $ 14.14
                                                    =========     =========     =========     =========     =======

   Total Return (c) .............................        6.45%         8.71%         9.82%        (1.71%)      9.05%
                                                    =========     =========     =========     =========     =======

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (000's omitted) ....   $   1,165     $   1,055     $   1,160     $   1,093     $   957
   Ratio of Net Expenses to Average
      Net Assets (a) ............................        0.50%         0.42%         0.45%         0.38%       0.46%
   Ratio of Gross Expenses to Average
      Net Assets (a) ............................        6.20%         5.45%         5.34%         5.51%       7.13%
   Ratio of Net Investment Income
      to Average Net Assets .....................        4.79%         5.46%         5.68%         5.41%       5.47%
   Portfolio Turnover Rate ......................        3.37%        15.11%        12.15%         4.67%       9.04%



(a) The investment management fees for the Bond Fund were reduced from 1% to .5% of assets annually from April, 1994 through July, 1997 and to zero from August 1, 1997 through December 31, 2002. In addition, during the periods presented, certain administrative expenses of the Fund, other than primarily custodial and audit fees, have been assumed by the investment manager of the Fund. The resulting per share savings to the Bond Fund related to these fees and expenses were $.80, $.56, $.65, $.70 and $.94 for the years ended December 31, 2002, 2001, 2000, 1999, and 1998, respectively.

(b) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment trust.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions.












   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                              THE CANANDAIGUA FUNDS
                             CANANDAIGUA EQUITY FUND
                              FINANCIAL HIGHLIGHTS



                                                   For the         For the        For the        For the       For the
                                                  year ended     year ended     year ended     year ended     year ended
                                                 Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 1999  Dec. 31, 1998
                                                 --------------------------------------------------------------------------

PER SHARE DATA:
   (For a share outstanding throughout
     each period)
   Net Asset Value, beginning of period .........   $    18.99     $    27.01     $    26.71     $    22.80     $    19.40
                                                    ----------     ----------     ----------     ----------     ----------

Income (Loss) from investment operations -
   Net investment income (loss) (a) .............         0.03          (0.06)         (0.20)         (0.20)         (0.06)
   Net realized and unrealized gains (losses)
     on investments .............................        (5.00)         (7.91)          1.59           7.85           3.46
                                                    ----------     ----------     ----------     ----------     ----------
   Total income (loss) from investment operations        (4.97)         (7.97)          1.39           7.65           3.40
                                                    ----------     ----------     ----------     ----------     ----------

 Less distributions (b)
   Dividends from net investment income .........        (0.03)          --             --             --
   Distributions from net realized gains ........          --            (0.05)         (1.09)         (3.74)
                                                     ----------     ----------     ----------     ----------
   Total dividends and distributions ............        (0.03)         (0.05)         (1.09)         (3.74)
                                                     ----------     ----------     ----------     ----------

   Net Asset Value, end of period ...............   $    13.99     $    18.99     $    27.01     $    26.71     $    22.80
                                                    ==========     ==========     ==========     ==========     ==========

   Total Return (c) .............................       (26.13%)       (29.49%)         5.12%         33.70%         17.53%
                                                    ==========     ==========     ==========     ==========     ==========

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (000's omitted) ....   $   13,611     $   26,848     $   40,208     $   35,237     $   23,568
   Ratio of Net Expenses to Average
      Net Assets (a) ............................         1.35%          1.35%          1.32%          1.37%          1.14%
   Ratio of Gross Expenses to Average
      Net Assets (a) ............................         1.62%          1.42%          1.38%          1.45%          1.50%
   Ratio of Net Investment Income
      to Average Net Assets .....................         0.18%         (0.27%)        (0.67%)        (0.77%)        (0.31%)
   Portfolio Turnover Rate ......................        46.99%        122.91%        144.68%        224.59%        314.28%



(a) Through December 31, 1998 certain administrative expenses of the Equity Fund, other than primarily custodial and audit fees, have been assumed by the investment manager of the Equity Fund, resulting in per share savings of $.08 for the year ended December 31, 1998. Beginning fiscal 1999, the Equity Fund paid for its administrative fees other than professional legal fees and Board of Trustee fees and expenses assumed by the investment manager of the Equity Fund, resulting in a per share savings of $.04, $.01, $.02 and $.02 for the years ended December 31, 2002, 2001, 2000, and
      1999, respectively.

(b) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment trust.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


ELDREDGE, FOX & PORRETTI, LLP                                  [GRAPHIC OMITTED]
________________________________________________________________________________
180 CANAL VIEW BLVD o SUITE 100 o ROCHESTER, NEW YORK 14623 o 585-427-8900
                                                        o FAX 585-427-8947
25 NORTH STREET o CANANDAIGUA, NEW YORK 14424 o 585-340-5100 o 585-394-7513












                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS





To the Board of Directors and Shareholders of The Canandaigua Funds


We have audited the accompanying statement of assets and liabilities, including the schedule of fund investments, of The Canandaigua Funds (The Fund - comprised of the Bond and Equity Funds), as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds of The Canandaigua Funds as of December 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                               /s/ ELDREDGE, FOX & PORRETTI, LLP
                                               ---------------------------------

Canandaigua, New York
February 11, 2003







ELDREDGE, FOX & PORRETTI, LLP o
                             CERTIFIED PUBLIC ACCOUNTANTS o BUSINESS CONSULTANTS

             INFORMATION REGARDING TRUSTEES AND OFFICERS (UNAUDITED)

           The Trustees and principal officers of The Canandaigua Funds (the "Trust") are listed below, together with their principal occupations during the past five years. The term of office for trustees is for the duration of the Trust or until removal, resignation or retirement; officers are elected annually. Each individual listed below oversees both portfolios currently existing within the complex.

           The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.





-------------------------------------- ----------------------- --------------------------------------------------------------------
        NAME, ADDRESS AND AGE           POSITION & LENGTH OF   PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
                                        TIME SERVED WITH THE
                                              COMPANY
-------------------------------------- ----------------------- --------------------------------------------------------------------
Robert J. Craugh                       Trustee, Chairman of    Retired since 1987.
c/o The Canandaigua Funds              the Board since 1997.
72 South Main Street
Canandaigua, NY 14424
Age: 80
-------------------------------------- ----------------------- --------------------------------------------------------------------
Donald C. Greenhouse                   Trustee since 1997,     President, Seneca Point Associates, Inc.; Director, Chief
c/o The Canandaigua Funds              Secretary & Treasurer   Financial Officer, Demintion Technologies, Inc.
72 South Main Street                   since 2000.
Canandaigua, NY 14424
Age: 66
-------------------------------------- ----------------------- --------------------------------------------------------------------
Robert N. Coe                          Trustee since 1997.     President and co-owner, W.W. Coe & Son, Inc. (insurance agency);
c/o The Canandaigua Funds                                      Secretary & Treasurer, CIG, Inc.
72 South Main Street
Canandaigua, NY 14424
Age: 52
-------------------------------------- ----------------------- --------------------------------------------------------------------
James W. Doran                         Trustee since 2000.     President, FFTH Properties, Inc.
c/o The Canandaigua Funds
72 South Main Street
Canandaigua, NY 14424
Age: 64
-------------------------------------- ----------------------- --------------------------------------------------------------------
William B. Rayburn                     Trustee since 2000.     Retired since 1988; Prior thereto, President, Chairman and Chief
c/o The Canandaigua Funds                                      Executive Officer, Snap on Tools Corp.
72 South Main Street
Canandaigua, NY 14424
Age: 77
-------------------------------------- ----------------------- --------------------------------------------------------------------


The Trust's Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, upon request by calling 1-888-693-9276.